Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair values
Plan assets	€ 311,073	€ 316,124
Equity investments
Fair values
Index funds	88,169	85,321
Fixed income investments
Fair values
Government securities	15,720	2,875
Corporate bonds	182,850	202,642
Other bonds	16,576	10,179
U.S. treasury money market funds	7,654	14,999
Other types of investments
Fair values
Cash, money market and mutual funds	104	108
Level 1
Fair values
Plan assets	32,125	26,094
Level 1 | Equity investments
Fair values
Index funds	8,926	8,440
Level 1 | Fixed income investments
Fair values
Government securities	15,441	2,547
U.S. treasury money market funds	7,654	14,999
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	104	108
Level 2
Fair values
Plan assets	271,752	282,613
Level 2 | Equity investments
Fair values
Index funds	79,243	76,881
Level 2 | Fixed income investments
Fair values
Government securities	279	328
Corporate bonds	182,850	202,642
Other bonds	9,380	2,762
Level 3
Fair values
Plan assets	7,196	7,417
Level 3 | Fixed income investments
Fair values
Other bonds	€ 7,196	€ 7,417